Cover	6 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Nordicus Partners Corporation is filing this Amendment No. 1 to its Form S-1 Registration Statement filed December 10, 2024 (Registration Statement No. 333-283709) (the “S-1”) with the Securities and Exchange Commission (“SEC”) by Nordicus Partners Corporation in response to a request by the SEC to add to Exhibit 5.1, the opinion of counsel, that the shares of common stock being registered under the S-1 are fully paid and non-assessable and to amend Exhibit 23.1 to reflect that the consent of the auditor is being made as of December 10, 2024. This Amendment No. 1 to the S-1 continues to speak as of the date of the filing of the S-1 on December 10, 2024, and does not reflect events that may have occurred subsequent to that filing and does not modify or update in any way disclosures made in the filing except as set forth above.
Entity Registrant Name	NORDICUS PARTNERS CORPORATION
Entity Central Index Key	0001011060
Entity Tax Identification Number	04-3186647
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	280 South Beverly Dr.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(310)
Local Phone Number	666-0750
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	280 South Beverly Dr.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(310)
Local Phone Number	666-0750
Contact Personnel Name	Henrik Rouf